Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Consolidated Statements Of Comprehensive Loss [Abstract]
Revenue	$ 1,343,058	$ 1,360,723
Operating expenses:
Direct operating expenses (excludes depreciation and amortization)	594,866	614,434
Selling, general and administrative expenses (excludes depreciation and amortization)	406,435	424,575
Corporate expenses (excludes depreciation and amortization)	80,642	68,251
Depreciation and amortization	182,182	175,366
Other operating income, net	2,395	3,124
Operating income	81,328	81,221
Interest expense	385,525	374,016
Equity in earnings of nonconsolidated affiliates	3,641	3,555
Loss on extinguishment of debt	(3,888)	(15,167)
Other expense, net	(1,000)	(1,106)
Loss before income taxes	(305,444)	(305,513)
Income tax benefit	96,325	157,398
Consolidated net loss	(209,119)	(148,115)
Less amount attributable to noncontrolling interest	(6,116)	(4,486)
Net loss attributable to the Company	(203,003)	(143,629)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(23,413)	37,089
Unrealized gain on securities and derivatives:
Unrealized holding gain on marketable securities	4,435	12,048
Unrealized holding gain on cash flow derivatives	14,823	8,579
Other adjustments to comprehensive income (loss)	(998)	63
Other comprehensive income (loss)	(5,153)	57,779
Comprehensive loss	(208,156)	(85,850)
Less amount attributable to noncontrolling interest	(3,223)	3,655
Comprehensive loss attributable to the Company	$ (204,933)	$ (89,505)